AMERICAN GENERAL LIFE INSURANCE COMPANY
                      SEPARATE ACCOUNT VL-R
                    INCOME ADVANTAGE SELECT(R)
                 PROTECTION ADVANTAGE SELECT(R)

            THE UNITED STATES LIFE INSURANCE COMPANY
                   IN THE CITY OF NEW YORK
                  SEPARATE ACCOUNT USL VL-R
                  INCOME ADVANTAGE SELECT(R)
                PROTECTION ADVANTAGE SELECT(R)

                SUPPLEMENT DATED JULY 18, 2014 TO
       VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUSES,
                      AS SUPPLEMENTED

      American General Life Insurance Company and The United States Life Insurance Company in the City of New York are amending their variable universal life insurance Policy prospectuses for the sole purpose of providing you with information regarding the availability of certain funds as investment options under the Policies. The following funds (collectively referred to as the "Funds") will no longer be offered as investment options under Policies issued with an effective date prior to May 1, 2013:

American Funds IS Asset Allocation FundSM - Class 2
American Funds IS Global Growth FundSM - Class 2
American Funds IS Growth FundSM - Class 2
American Funds IS Growth-Income FundSM - Class 2
American Funds IS High-Income Bond FundSM - Class 2
American Funds IS International FundSM - Class 2
Anchor ST Capital Appreciation Portfolio - Class 3
Anchor ST Government and Quality Bond Portfolio - Class 3
Fidelity VIP Money Market Portfolio - Service Class 2
Seasons ST Mid Cap Value Portfolio - Class 3
VALIC Company I Dynamic Allocation Fund
VALIC Company I Emerging Economies Fund
VALIC Company I Foreign Value Fund
VALIC Company II Mid Cap Value Fund
VALIC Company II Socially Responsible Fund
VALIC Company II Strategic Bond Fund

      The Funds will no longer be offered as investment options under Policies with an effective date prior to May 1, 2013.

      For a period of time after July 18, 2014, the owner of any Policy may receive confirmations, statements and other reports that contain the name of one or more of the Funds.